Segment and Geographic Information (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 157,591	$ 103,823	$ 94,353
Adjustments for:
Goodwill Impairment			36,605
Intangible amortization	11,382	10,151	9,655
Corporate and other income, net	(4,554)	(16,378)	(24,400)
Total operating income	150,763	110,050	72,493
Interest expense, net	1,668	5,458	4,424
Other (Income) Expense, net	(3,793)	(425)	2,255
Income Before Income Taxes	152,888	105,017	65,814
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	115,798	77,029	75,411
Adjustments for:
Intangible amortization	3,384	1,890	2,265
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	41,793	26,794	18,942
Adjustments for:
Intangible amortization	$ 7,998	$ 8,261	$ 7,390